Shareholder Fees {- Investment Grade Bond II Portfolio}	May 26, 2022 USD ($)
NF_02.28 VIP Investment Grade Bond II Portfolio Investor PRO-01 | Investment Grade Bond II Portfolio
Shareholder Fees:
(fees paid directly from your investment)